LEGAL AND OTHER PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2019
LEGAL AND OTHER PROVISIONS
Disclosure of legal and other provisions

	For Legal		Other Provisions		Total Provisions
Balance as of December 31, 2016	Ps.	155,749	Ps.	464,607	Ps.	620,356
Provisions increase during the year		32,670		222,349		255,019
Use of provisions		(15,012)		(117,643)		(132,655)
Amounts reversed due to provisions not utilized		(7,870)		(42,459)		(50,329)
Reclassifications		(184)		408		224
Balance as of December 31, 2017	Ps.	165,353	Ps.	527,262	Ps.	692,615
Impact of the adoption of IFRS 9 (1)		—		16,217		16,217
Balance as of January 01, 2018	Ps.	165,353	Ps.	543,479	Ps.	708,832
Provisions increase during the year		98,473		190,686		289,159
Use of provisions		(73,086)		(149,026)		(222,112)
Amounts reversed due to provisions not utilized		(64,562)		(19,852)		(84,414)
Effect of movements in exchange rates		(249)		4,072		3,823
Balance as of December 31, 2018	Ps.	125,929	Ps.	569,359	Ps.	695,288
Impact of the adoption of IFRS 16 (1)		—		32,107		32,107
Balance as of January 01, 2019	Ps.	125,929	Ps.	601,466	Ps.	727,395
Provisions increase during the year		116,627		177,606		294,233
Use of provisions		(34,603)		(52,296)		(86,899)
Amounts reversed due to provisions not utilized		(13,296)		(51,905)		(65,201)
Effect of movements in exchange rates		23		(909)		(886)
Balance as of December 31, 2019	Ps.	194,680	Ps.	673,962	Ps.	868,642
(1)	See Notes 2 (2.4 (A and C)).

Estimated period of time to be canceled	Legal provisions		Other provisions		Total
Within twelve months	Ps.	3,496	Ps.	71,966	Ps.	75,462
After twelve months		191,184		601,996		793,180